Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities	3 Months Ended
Aug. 31, 2023 USD ($)
Level 1 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities as of June 1, 2023
Addition
Change in fair value
Derivative liabilities as of August 31, 2023
Level 2 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities as of June 1, 2023
Addition
Change in fair value
Derivative liabilities as of August 31, 2023
Level 3 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities as of June 1, 2023	11,558,261
Addition
Change in fair value	21,788
Derivative liabilities as of August 31, 2023	$ 11,580,049